Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of movements of the allowance for expected credit losses
The Group recorded a provision for current expected credit losses. The following table sets out movements of the allowance for expected credit losses for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Beginning balance	292,473	305,535	219,201
Provisions/(Reversal)	130,549	(16,000)	109,801
Write-offs	(117,487)	(70,334)	(45,009)

Ending balance	305,535	219,201	283,993

Schedule of estimated useful lives of the intangible assets	Major identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Licensed copyrights of content	shorter of the licensed period or projected useful life of the content, mainly vary from 1 to 10 years

License rights of mobile games	shorter of the licensed period or projected useful life of mobile games, mainly vary from 1 to 3 years

Intellectual property and others	1 - 10 years, based on the underlying intangible assets expected to contribute to the future cash flows

Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2024 were as follows:

December 31, 2024
RMB in thousands
2025	194,625
2026	129,023
2027	1,637

Total future lease payments	325,285
Impact of discounting remaining lease payments	14,246

Total lease liabilities	311,039

Schedule of supplemental cash flow information related to operating leases	Supplemental cash flow information related to operating leases was as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Cash payments for operating leases	200,376	206,518	198,418
Right-of-use assets obtained/(released) in exchange for operating lease liabilities	467,765	(60,910)	15,979

Schedule of net revenues disaggregated by revenue sources
The following table presents the Group’s net revenues disaggregated by revenue sources:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Value-added services	8,715,170	9,910,080	10,999,137
Advertising	5,066,212	6,412,040	8,189,175
Mobile games	5,021,290	4,021,137	5,610,323
IP derivatives and others	3,096,495	2,184,730	2,032,890

Total net revenues	21,899,167	22,527,987	26,831,525

Schedule of appropriations to general reserve funds and statutory surplus funds
The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Appropriations to general reserve funds and statutory surplus funds	11,552	8,576	3,893